Consolidated statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 3,309,765	R$ 2,617,407	R$ 1,626,853
Net revenue from subscription services and equipment rental	1,824,956	1,760,915	1,071,932
Finance income	6,229,303	4,638,022	1,877,683
Other financial income	690,979	572,601	247,293
Total revenue and income	12,055,003	9,588,945	4,823,761
Cost of services	(2,982,758)	(2,669,752)	(1,713,828)
Administrative expenses	(1,188,869)	(1,121,357)	(813,341)
Selling expense	(1,698,275)	(1,511,241)	(1,012,544)
Financial expenses, net	(3,999,465)	(3,514,739)	(1,269,058)
Mark-to-market on equity securities designated at FVPL	30,574	(853,056)	(1,264,213)
Other income (expenses), net	(241,213)	(302,501)	(185,894)
Total expenses	(10,080,006)	(9,972,646)	(6,258,878)
Loss on investment in associates	(4,179)	(3,589)	(10,437)
Adjusted profit before income taxes	1,970,818	(387,290)	(1,445,554)
Current income tax and social contribution	(345,813)	(292,172)	(171,621)
Deferred income tax and social contribution	(24,585)	153,066	239,827
Loss for the year	1,600,420	(526,396)	(1,377,348)
Profit (loss), attributable to [abstract]
Controlling shareholders	1,592,065	(519,417)	(1,358,813)
Non-controlling interests	R$ 8,355	R$ (6,979)	R$ (18,535)
Earnings per share [abstract]
Basic earnings (loss) per share for the year attributable to controlling shareholders (in Brazilian Reais)	R$ 5.09	R$ (1.67)	R$ (4.40)
Diluted earnings (loss) per share for the year attributable to controlling shareholders (in Brazilian Reais)	R$ 4.74	R$ (1.67)	R$ (4.40)